SCHEDULE OF CONSOLIDATION OF VARIABLE INTEREST ENTITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets	$ 29,874,190	$ 27,990,689
Property and equipment	183,386	279,518
Right of Use Lease Assets, net	227,603	19,833
Total assets	37,853,361	28,290,040	$ 37,462,877
Total current liabilities	8,346,217	3,807,412
Total non-current liabilities	9,593,209	6,856,801
Revenue	10,978,571	12,258,451	22,125,320
Cost of revenue	9,803,883	9,418,606	17,967,593
Operating expenses	4,914,058	3,941,542	6,395,047
Net loss	(11,219,851)	(1,117,586)	(2,218,062)
Net cash provided by (used in) operating activities	(11,766,895)	(8,691,506)	4,851,744
Net cash (used in) provided by investing activities	7,601,634	26,418,803	(26,455,285)
Net cash (used in) provided by financing activities	2,877,500	1,113,279	27,672,026
Effect of changes of foreign exchange rate on cash	(1,629,803)	765,792	413,155
Net (decrease) increase in cash and cash equivalents	(2,917,564)	19,606,368	6,481,670
Accounting Standards Update 2018-17 [Member]
Current assets	702,484	1,784,689
Property and equipment	180,072	279,518
Right of Use Lease Assets, net	227,603	19,833
Other non-current assets	115,186
Total assets	1,225,345	2,084,040
Total current liabilities	6,127,461	3,680,183
Total non-current liabilities	362,885	1,254,807
Revenue	1,738,752	12,258,451	22,125,320
Cost of revenue	1,309,778	9,418,606	17,967,593
Operating expenses	2,667,254	3,923,748	6,141,443
Net loss	(2,695,110)	(1,099,792)	(1,964,458)
Net cash provided by (used in) operating activities	238	(8,500,703)	5,236,832
Net cash (used in) provided by investing activities		(81,197)	44,715
Net cash (used in) provided by financing activities	(856,123)	1,826,612	809,078
Effect of changes of foreign exchange rate on cash	292	155,891	391,045
Net (decrease) increase in cash and cash equivalents	$ (325,157)	$ (6,599,397)	$ 6,481,670